Operational leases	12 Months Ended
Dec. 31, 2017
Operational leases
Operational leases

Note 22 - Operational leases

The Group leases its headquarters facility, distribution facilities, one of the manufacturing facilities, sales offices and vehicles under long-term non-cancelable operating leases, certain of which provide for renewal options.

Leasing expenses for the year 2017 were $8.6 million (2016: $7.4 million; 2015: $5.0 million).

Future minimum lease payments for all existing long-term, non-cancelable operating leases as of December 31, 2017 are as follows:

(in thousands)
2018	7,451
2019	5,369
2020	3,294
2021	1,816
2022	1,425
2023 and thereafter	1,020
Total	20,375